Revenue (Details) - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue by type	kr 5,402	kr 4,169	kr 9,545	kr 7,003
Revenue by collaboration partner	4,971	4,130	8,791	6,964
Royalties by product	4,569	3,478	7,673	5,886
Deferred revenue			0
DARZALEX
Revenue
Royalties by product	3,731	2,923	6,113	4,855
Kesimpta
Revenue
Royalties by product	553	334	990	600
TEPEZZA
Revenue
Royalties by product	161	170	342	336
Other
Revenue
Royalties by product	124	51	228	95
Janssen
Revenue
Revenue by collaboration partner	3,844	2,974	6,323	5,054
Roche
Revenue
Revenue by collaboration partner	161	170	342	336
Novartis
Revenue
Revenue by collaboration partner	558	337	999	606
BioNTech
Revenue
Revenue by collaboration partner	259	216	509	446
Pfizer
Revenue
Revenue by collaboration partner	137	85	256	174
AbbVie
Revenue
Revenue by collaboration partner	12	348	362	348
Royalties
Revenue
Revenue by type	4,569	3,478	7,673	5,886
Reimbursement revenue
Revenue
Revenue by type	289	228	569	483
Milestone revenue
Revenue
Revenue by type		351	343	455
Collaboration revenue
Revenue
Revenue by type	113	73	206	140
Net product sales
Revenue
Revenue by type	kr 431	kr 39	754	39
Net Product Sales			kr 754	kr 39